Convertible debentures - Schedule of convertible debentures (Details)	Jun. 30, 2025 USD ($)	May 23, 2025 USD ($)	May 05, 2025 USD ($)	Apr. 15, 2025 USD ($)	Apr. 15, 2025 CAD ($)	Mar. 28, 2025 USD ($)	Mar. 25, 2025 USD ($)	Mar. 06, 2025 USD ($)	Feb. 26, 2025 USD ($)	Feb. 07, 2025 USD ($)	Jan. 20, 2025 USD ($)	Dec. 31, 2024 USD ($)
Schedule Of Convertible Debentures Abstract
Proceeds	$ 177,416					$ 1,683,352	$ 69,890				$ 1,032,744	$ 702,700
Value of conversion option	15,142			$ 15,142	$ 19,922	1,954,755	30,000	$ 30,000			599,770	320,000
Value of warrants	1					1,218,875	38,702				405,656	245,147
Loss on issuance of convertible						(1,490,278)
Initial recognition of debt	162,273					$ 0	1,188				$ 27,318	137,553
Accretion expense		$ 2,630	$ 7,426						$ 7,519	$ 14,186		14,560
Accretion and interest expense	1,802
Balance	164,075
Balance	0		78,460				0			13,659		$ 152,113
Conversion balance		$ 81,090	159,539						21,178	41,504
Amount converted	$ (81,090)		$ (81,079)				$ (1,188)		$ (21,178)	$ (27,845)